Restatement of Previously Filed Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of effect of the revision on each financial statement

As of February 19, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$326,778,570		$326,778,570
Total current liabilities	$498,886	$—	$498,886
Deferred underwriting commissions	11,375,000	—	11,375,000
Derivative warrant liabilities	—	16,340,000	16,340,000
Total liabilities	$11,873,886	$16,340,000	$28,213,886
Class A ordinary shares subject to redemption	309,904,680	15,095,320	325,000,000
Preference shares	—	—	—
Class A ordinary shares	151	(151)	—
Class B ordinary shares	863	—	863
Additional paid-in capital	5,096,605	(5,096,605)	—
Accumulated deficit	(97,615)	(26,338,564)	(26,436,179)
Total shareholders’ equity (deficit)	$5,000,004	$(31,435,320)	$(26,435,316)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$326,778,570	$—	$326,778,570